Segment Reporting (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting
Schedule of reconciliation of reported segment net loss to the statement of operations

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development
Wages, benefits, and other payroll	$1,830	$1,302	$3,288	$4,891
Third-party costs	1,464	4,154	3,896	7,948
Share-based compensation	49	248	191	492
Depreciation and amortization	—	110	61	220
Total research and development expenses	3,343	5,814	7,436	13,551
General and administrative
Wages, benefits, and other payroll	2,312	1,798	4,203	4,588
Third-party costs	4,059	1,974	6,474	4,577
Share-based compensation	476	675	890	1,289
Depreciation and amortization	26	73	93	151
Total general and administrative expenses	6,873	4,520	11,660	10,605
Impairment of long-lived assets	—	—	—	2,637
Net gain on lease terminations	(1,944)	—	(2,577)	—
Loss from operations	(8,272)	(10,334)	(16,519)	(26,793)
Other income (expense), net	451	949	1,139	2,003
Net loss	$(7,821)	$(9,385)	$(15,380)	$(24,790)

	Year Ended December 31,
(in thousands)	2025	2024
Research and development
Wages, benefits, and other payroll	$7,462	$12,265
Third-party costs	14,532	22,691
Share-based compensation	842	2,529
Depreciation and amortization	440	2,694
Total research and development expenses	23,276	40,179
General and administrative
Wages, benefits, and other payroll	7,784	9,255
Third-party costs	9,644	12,055
Share-based compensation	2,159	3,291
Depreciation and amortization	288	387
Total general and administrative expenses	19,875	24,988
Impairment of long-lived assets	6,145	5,233
Loss from operations	49,296	70,400
Other (income) expense, net	(3,774)	(5,633)
Net loss	$45,522	$64,767